BALANCES AND TRANSACTIONS WITH RELATED PARTIES AND KEY OFFICERS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Schedule of Balances of Related Parties
	Other	Other
	Payables	Recievable
Parent Company (1):

As of December 31, 2018	186	-
As of December 31, 2019	119	-

Other related parties:

As of December 31, 2018	41	58
As of December 31, 2019	95	-

Schedule of Transactions with Related Parties
Transactions with related parties:

	Professional Fee (1)	Rent expenses and other
Parent company:
2017	35	817
2018	44	292
2019	52	415

Other related parties:
2017	225	-
2018	162	(246)
2019	249	(59)

(1)
Professional fees do not include short-term employee benefits and share-based compensation to one of the Company's shareholders, who is a key officer, in the amounts of $691, $537 and $450 for the years 2017, 2018 and 2019, respectively, as well as payment for the purchasing of a patent in amount of $30 and $12 for the years 2017 and 2018, respectively.

Schedule of Compensation of Officers of Company
	Year ended December 31,
	2017	2018	2019

Short-term employee benefits (*)	2,324	2,304	2,533
Share-based compensation	731	276	565

	3,055	2,580	3,098

Number of officers	6	6	7

(*) The amount for 2019 includes one-time payments for previous-CEO on the amount of $196.